Prepaid expenses (Details) - EUR (€) € in Thousands	Sep. 30, 2020	Dec. 31, 2019
Prepaid expense and other current assets
Prepaid hosting fees and software licenses	€ 2,353	€ 7,788
Prepaid insurance	1,814	843
Advance payments to the Group's partners for online payment services	734	2,168
Prepaid short-term leases and other goods and services	€ 1,094	€ 1,794